Basis of preparation (Details Narrative) £ in Thousands, $ in Thousands		6 Months Ended
	Jul. 01, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Basis Of Preparation
Loss from operations		£ 1,840	£ 3,810
Negative cash flows from operating activities		£ 4,610	£ 3,300
Accumulated deficit					£ 157,600	£ 155,808
Cash and cash equivalents					£ 3,230
Gross proceeds | $	$ 3,500
Equity Line of Credit undraw | $				$ 26,080